Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax expenses		¥ 7,793	¥ 1,912	¥ 307
Deferred tax	$ (2,133)	(13,815)
Income tax expenses (benefits)	$ (930)	(6,022)	¥ 1,912	¥ 307
Aggregate accumulated deficit of the Company's subsidiaries and VIE located in the PRC		¥ 85,949	¥ 93,122
Deferred tax liability accrued for the PRC dividend withholding taxes
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%